Horizon Digital Frontier ETF
Schedule of Investments
August 31, 2025 (Unaudited)

	COMMON STOCKS - 100.0%	Shares	Value
Aerospace & Defense - 1.7%
	AeroVironment, Inc. (a)(b)	1,982	$478,356
	Airbus SE - ADR (b)	2,665	138,980
	Axon Enterprise, Inc. (a)(b)	205	153,194
	Curtiss-Wright Corp. (b)	303	144,879
			915,409

Automobiles - 1.5%
	Tesla, Inc. (a)(b)	2,387	796,948

Banks - 1.0%
	JPMorgan Chase & Co. (b)	1,090	328,548
	NU Holdings Ltd. - Class A (a)(b)	15,578	230,554
			559,102

Broadline Retail - 9.5%
	Alibaba Group Holding Ltd. - ADR (b)	2,665	359,775
	Amazon.com, Inc. (a)(b)	18,765	4,297,185
	PDD Holdings, Inc. - ADR (a)(b)	1,435	172,516
	Sea Ltd. - ADR (a)(b)	1,435	267,685
			5,097,161

Building Products - 0.3%
	Johnson Controls International PLC (b)	1,435	153,387

Capital Markets - 1.2%
	Coinbase Global, Inc. - Class A (a)(b)	410	124,861
	Futu Holdings Ltd. - ADR (b)	1,025	190,240
	Interactive Brokers Group, Inc. - Class A (b)	2,870	178,629
	Robinhood Markets, Inc. - Class A (a)(b)	1,640	170,609
			664,339

Communications Equipment - 0.8%
	Arista Networks, Inc. (a)(b)	3,280	447,884

Construction & Engineering - 1.3%
	Comfort Systems USA, Inc. (b)	275	193,429
	EMCOR Group, Inc. (b)	287	177,940
	MasTec, Inc. (a)(b)	820	148,986
	Quanta Services, Inc. (b)	410	154,964
			675,319

Diversified Consumer Services - 0.2%
	Duolingo, Inc. (a)(b)	410	122,123

Diversified Telecommunication Services - 1.0%
	Deutsche Telekom AG - ADR (b)	14,462	530,162

Electric Utilities - 1.5%
	Constellation Energy Corp. (b)	1,369	421,625
	NRG Energy, Inc. (b)	2,574	374,671
			796,296

Electrical Equipment - 3.4%
	ABB Ltd. - ADR (b)	3,895	261,355
	Eaton Corp. PLC (b)	1,508	526,503
	GE Vernova, Inc. (b)	665	407,625
	Hubbell, Inc. (b)	355	153,001
	nVent Electric PLC (b)	3,602	325,585
	Vertiv Holdings Co. - Class A (b)	1,122	143,111
			1,817,180

Electronic Equipment, Instruments & Components - 1.3%
	Amphenol Corp. - Class A (b)	3,280	357,061
	Corning, Inc. (b)	3,075	206,117
	Jabil, Inc. (b)	615	125,970
			689,148

Entertainment - 3.0%
	Netflix, Inc. (a)(b)	922	1,114,007
	Spotify Technology SA (a)(b)	715	487,544
			1,601,551

Financial Services - 0.3%
	Block, Inc. (a)(b)	2,255	179,588

Ground Transportation - 0.4%
	Uber Technologies, Inc. (a)(b)	2,050	192,188

Health Care Equipment & Supplies - 0.3%
	Intuitive Surgical, Inc. (a)(b)	300	141,989

Hotels, Restaurants & Leisure - 0.5%
	Airbnb, Inc. - Class A (a)(b)	1,025	133,793
	DoorDash, Inc. - Class A (a)(b)	554	135,869
			269,662

Independent Power and Renewable Electricity Producers - 0.7%
	Vistra Corp. (b)	1,945	367,819

Industrial Conglomerates - 1.1%
	Hitachi Ltd. - ADR (b)	7,175	195,016
	Siemens AG - ADR (b)	3,003	417,057
			612,073

Interactive Media & Services - 14.3%
	Alphabet, Inc. - Class C (b)	19,280	4,116,859
	Meta Platforms, Inc. - Class A (b)	3,312	2,446,574
	Pinterest, Inc. - Class A (a)(b)	4,100	150,183
	Tencent Holdings Ltd. - ADR (b)	12,300	954,357
			7,667,973

IT Services - 2.3%
	Akamai Technologies, Inc. (a)(b)	615	48,665
	Cloudflare, Inc. - Class A (a)(b)	820	171,142
	Cognizant Technology Solutions Corp. - Class A (b)	2,460	177,735
	International Business Machines Corp. (b)	2,871	699,060
	Okta, Inc. (a)(b)	1,567	145,371
			1,241,973

Media - 0.2%
	Trade Desk, Inc. - Class A (a)(b)	1,845	100,848

Metals & Mining - 0.3%
	Freeport-McMoRan, Inc. (b)	3,895	172,938

Oil, Gas & Consumable Fuels - 0.2%
	EQT Corp. (b)	2,460	127,526

Real Estate - 0.4%
	Digital Realty Trust, Inc. (b)	1,230	206,197

Semiconductors & Semiconductor Equipment - 27.0%(c)
	Advanced Micro Devices, Inc. (a)(b)	3,485	566,766
	Applied Materials, Inc. (b)	1,845	296,602
	ARM Holdings PLC - ADR (a)(b)	2,050	283,536
	ASE Technology Holding Co. Ltd. - ADR (b)	16,195	160,492
	ASML Holding NV (b)	1,025	761,186
	Astera Labs, Inc. (a)(b)	1,640	298,808
	Broadcom, Inc. (b)	11,275	3,353,072
	Credo Technology Group Holding Ltd. (a)(b)	1,640	201,810
	Infineon Technologies AG - ADR (b)	4,510	184,955
	KLA Corp. (b)	333	290,376
	Lam Research Corp. (b)	3,280	328,492
	Micron Technology, Inc. (b)	2,870	341,559
	Monolithic Power Systems, Inc. (b)	244	203,925
	NVIDIA Corp. (b)	31,161	5,427,623
	NXP Semiconductors NV (b)	761	178,721
	QUALCOMM, Inc. (b)	1,640	263,597
	Rigetti Computing, Inc. (a)(b)	4,101	66,559
	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	5,536	1,278,096
			14,486,175

Software - 21.7%
	Adobe, Inc. (a)(b)	522	186,197
	AppLovin Corp. - Class A (a)(b)	872	417,330
	Autodesk, Inc. (a)(b)	713	224,381
	Cadence Design Systems, Inc. (a)(b)	703	246,352
	Datadog, Inc. - Class A (a)(b)	1,435	196,136
	D-Wave Quantum, Inc. (a)(b)	3,485	54,436
	Fortinet, Inc. (a)(b)	1,845	145,331
	Intuit, Inc. (b)	240	160,080
	Microsoft Corp. (b)	10,250	5,193,572
	Oracle Corp. (b)	5,945	1,344,343
	Palantir Technologies, Inc. - Class A (a)(b)	6,560	1,028,018
	Palo Alto Networks, Inc. (a)(b)	684	130,316
	Qualys, Inc. (a)(b)	410	55,682
	Salesforce, Inc. (b)	1,728	442,800
	SAP SE - ADR (b)	2,870	781,099
	ServiceNow, Inc. (a)(b)	551	505,520
	Synopsys, Inc. (a)(b)	503	303,571
	Tenable Holdings, Inc. (a)(b)	1,436	44,401
	Workday, Inc. - Class A (a)(b)	757	174,731
			11,634,296

Technology Hardware, Storage & Peripherals - 2.6%
	Dell Technologies, Inc. - Class C (b)	2,255	275,448
	Hewlett Packard Enterprise Co. (b)	7,380	166,567
	IonQ, Inc. (a)(b)	1,230	52,570
	NetApp, Inc. (b)	1,435	161,854
	Pure Storage, Inc. - Class A (a)(b)	2,665	206,830
	Quantum Computing, Inc. (a)(b)	2,871	45,304
	Super Micro Computer, Inc. (a)(b)	3,485	144,767
	Western Digital Corp. (b)	2,255	181,167
	Xiaomi Corp. - ADR (a)(b)	5,535	189,186
			1,423,693
TOTAL COMMON STOCKS (Cost $53,818,626)			53,690,947

PURCHASED OPTIONS - 0.0%(a)(d)	Notional Amount	Contracts	Value
	Call Options - 0.0%(d)		$–
iShares Bitcoin Trust ETF, Expiration: 09/19/2025; Exercise Price: $69.00 (e)(f)(h)	$1,247,232	203	7,613
TOTAL PURCHASED OPTIONS (Cost $55,859)			7,613

SHORT-TERM INVESTMENTS
	MONEY MARKET FUNDS - 0.2%	Shares	Value
	First American Government Obligations Fund - Class X, 4.22%(g)	130,017	130,017
TOTAL MONEY MARKET FUNDS (Cost $130,017)			130,017

TOTAL INVESTMENTS - 100.2% (Cost $54,004,502)			53,828,577
Liabilities in Excess of Other Assets – (0.2)%			(121,338)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$53,707,239
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $51,461,862.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g) (h)	The rate shown represents the 7-day annualized yield as of August 31, 2025. Held in connection with written option contracts. See Schedule of Written Options for further information.

Horizon Digital Frontier ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Put Options - (0.3)%
iShares Bitcoin Trust ETF, Expiration: 09/19/2025; Exercise Price: $69.00 (a)(b)	$(1,247,232)	(203)	$(158,340)
TOTAL WRITTEN OPTIONS (Premiums received $98,469)			$(158,340)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Digital Frontier ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$53,690,947	$–	$–	$53,690,947
Purchased Options	–	7,613	–	7,613
Money Market Funds	130,017	–	–	130,017
Total Investments	$53,820,964	$7,613	$–	$53,828,577

Liabilities:
Investments:
Written Options	$–	$(158,340)	$–	$(158,340)
Total Investments	$–	$(158,340)	$–	$(158,340)

Refer to the Schedule of Investments for further disaggregation of investment categories.